Capital Structure and Financial Matters - Lincoln Park Purchase Agreement (Details) - Lincoln Park Purchase Agreement $ / shares in Units, $ in Millions	Jun. 07, 2022 USD ($) $ / shares shares	Dec. 31, 2023 shares	Jul. 07, 2022 USD ($) shares	Jun. 07, 2022 kr / shares
Capital Structure and Financial Matters
Agreement term	36 months
ADS
Capital Structure and Financial Matters
Maximum aggregate value of shares to sell | $	$ 40.0
Nominal value per share | kr / shares				kr 1
Number of shares issued as commitment fee	428,572
Share purchase price | $ / shares	$ 2.80
Value of shares issued as commitment fee | $	$ 1.2
Purchase agreement to sell shares, shares in single transaction	50,000
Shares to sell in a single transaction	70,000
Maximum value of shares to sell in a single value of shares to sell in a single transaction | $	$ 1.5
Number of shares registered for resale			4,649,250
Amount of proceeds to be received | $			$ 40.0
Number of shares issued and sold		428,572